Share-based compensation - Changes in stock options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Share-Based Payment Arrangements [Abstract]
Number of stock options outstanding, beginning of period | shares	344,767	448,507
Number of stock options granted | shares	31,400	75,500
Number of stock options exercised | shares	(98,274)	(153,140)
Number of stock options cancelled | shares	(15,358)	(14,100)
Number of stock options expired | shares		(12,000)
Number of stock options outstanding, end of period | shares	262,535	344,767
Weighted average exercise price of stock options outstanding, beginning of period (in usd per option) | $	$ 40.91	$ 30.52
Weighted average exercise price of stock options granted (in usd per option) | $	50.17	34.59
Weighted average exercise price of stock options exercised (in usd per option) | $	30.90	9.80
Weighted average exercise price of stock options cancelled (in usd per option) | $	52.43	44.04
Weighted average exercise price of stock options expired (in usd per option) | $		6.33
Weighted average exercise price of stock options outstanding, end of period (in usd per option) | $	$ 45.09	$ 40.91